Events Subsequent to the Original Issuance of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Events Subsequent to the Original Issuance of the Consolidated Financial Statements

19. Events Subsequent to the Original Issuance of the Consolidated Financial Statements

As further discussed in Note 7, the Company’s First Lien Term Loan matures in July 2021. The Company’s available liquidity plus the expected additional cash generated by operations prior to that maturity date will not be sufficient to pay such debt obligations prior to or at the maturity date without additional financing. The Company intends to seek to refinance all of the $2.5 billion outstanding under the First Lien Term Loan prior to July 2021. While the Company is actively working on such refinancing prior to July 2021, there can be no assurances that the Company will have the ability to refinance the First Lien Term Loan prior to maturity in July 2021 on terms that are favorable or at all.